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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011
Check here if Amendment [_]; Amendment Number:

This Amendment (Check only one.): [_] is a restatement.
                                  [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:            Windhaven Investment Management, Inc.
Address:         60 State Street
                 Suite 3600
                 Boston, MA 02109

13F File Number: 028-14230

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Michael F. Hogan
Title: Chief Compliance Officer
Phone: 415-667-1987

Signature,                              Place,              and Date of Signing:


/s/ Michael F. Hogan
------------------------------------
Michael F. Hogan                        San Francisco, CA   February 14, 2012

Report Type (Check only one.):

     [X]  13F HOLDINGS REPORT.

     [_]  13F NOTICE.

     [_]  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

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                              FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:              0
Form 13F Information Table Entry Total:        39
Form 13F Information Table Value Total:   8350340

List of Other Included Managers: NONE

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                           Form 13F Information Table

          Column 1                  Column 2        Column 3  Column 4      Column 5        Column 6  Column 7       Column 8
---------------------------- ---------------------- --------- -------- ------------------- ---------- -------- --------------------
                                                                                                                 Voting Authority
                                                                Value   SHRS or SH / PUT / Investment  Other   --------------------
       Name of Issuer            Title of Class       CUSIP   (x$1000)  PRN Amt PRN  CALL  Discretion Managers   Sole   Shared None
---------------------------- ---------------------- --------- -------- -------- ---- ----- ---------- -------- -------- ------ ----
ISHARES                      IPTH JPY/USD ETN       067395851      361     4732 SH            Sole                 4732
ISHARES                      CURRENCY SHARES        23130A102   303829  2375643 SH            Sole              2375643
                             JAPANESE YEN TR
ISHARES INC                  DJ US TECH SEC         464287721      384     6014 SH            Sole                 6014
ISHARES GOLD TRUST           ISHARES                464285105   251199 16497709 SH            Sole             16497709
ISHARES TR                   BARCLYS 1-3 YR         464287457   150432  1783026 SH            Sole              1783026
ISHARES TR                   BARCLYS 7-10YR         464287440   259623  2459936 SH            Sole              2459936
ISHARES TR INDEX             BARCLYS TIPS BD        464287176   901180  7724982 SH            Sole              7724981
ISHARES INC                  JP MORGAN USD EMERGING 464288281     1084    10173 SH            Sole                10173
ISHARES                      MSCI EAFE INDEX        464287465     1840    39164 SH            Sole                39164
ISHARES                      MSCI EMERG MKT         464287234     1735    48205 SH            Sole                48205
ISHARES                      MSCI HONG KONG         464286871   509577 32949393 SH            Sole             32949393
ISHARES                      IBOXX INV CPBD         464287242   206804  1818554 SH            Sole              1818554
PIMCO ETF TR                 ENHAN SHRT MAT         72201R833   351156  3506538 SH            Sole              3506538
PIMCO ETF TR                 15+ YR US TIPS         72201R304   258091  3956389 SH            Sole              3956389
PIMCO ETF TR                 BROAD US TIPS          72201R403      262     4498 SH            Sole                 4498
POWERSHARES GLOBAL ETF TRUST FDM HG YLD RAFI        73936T557     2018   109259 SH            Sole               109259

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
POWERSHARES QQQ TRUST        UNIT SER 1             73935A104   314946  5644566 SH            Sole              5644566
POWERSHARES ETF TR           GOLD                   73936B606   239743     5431 SH            Sole                 5431
POWERSHARES DB CMDTY IDX TRA UNIT BEN INT           73935S105   307672 11466782 SH            Sole             11466782
POWERSHARES ETF TRUST        INTL DIV ACHV          73935X716     1396    95833 SH            Sole                95833
SPDR S&P 500 ETF TRUST       TR Unit                78462F103     2173    17312 SH            Sole                17312
SPDR SERIES TRUST            BARC CAPTL ETF         78464A474   104975  3486392 SH            Sole              3486392
SPDR GOLD TRUST              GOLD SHS               78463V107   535233  3522653 SH            Sole              3522653
SPDR SERIES TRUST            DB INT GVT ETF         78464A490     5670    99926 SH            Sole                99926
SPDR SERIES TRUST            BRCLYS 1-3MT ETF       78464A680      467    12951 SH            Sole                12951
SPDR SERIES TRUST            BRCLYS INTL ETF        78464A516     3423    58229 SH            Sole                58229
SPDR INDEX SHS FDS           DJ INTL RL ETF         78463X863     3909   122832 SH            Sole               122832
SPDR INDEX SHS FDS           S&P CHINA ETF          78463X400     1360    21843 SH            Sole                21843
THE CHARLES SCHWAB CORP NEW  COM                    808513105     4511   400934 SH            Sole               400934
VANGUARD BD INDEX FD INC     TOTAL BND MRKT         921937835   840721 10064931 SH            Sole             10064931
VANGUARD INDEX FDS           REIT ETF               922908553   610505 10530277 SH            Sole             10530277
VANGUARD INTL EQUITY INDEX F TT WRLD ST ETF         922042742      588    13620 SH            Sole                13620
VANGUARD INDEX FDS           STK MRK ETF            922908769  1153830 17951390 SH            Sole             17951390
VANGUARD TAX-MANAGED INTL FD MSCI EAFE ETF          921943858   224581  7334573 SH            Sole              7334573
VANGUARD TAX-MANAGED FD      EMR MKT ETF            922042858   230240  6028303 SH            Sole              6028303
VANGUARD SPECIALIZED PORTFOL DIV APP ETF            921908844   592304 10842082 SH            Sole             10842082

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
WISDOMTREE TRUST             ASIA LC DBT FD         97717X842   204202  4078225 SH            Sole              4078225
WISDOMTREE TRUST             BRAZILN RL ETF         97717W240     2809   144300 SH            Sole               144300
WISDOMTREE TR                EM LCL DEBT FD         97717X867     4997   102739 SH            Sole               102739